Related Parties Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Notes and Other Explanatory Information [Abstract]
Schedule of related parties transactions not members of the group
	2017
Interest income
Strevo Holding, S.A. de C.V.(i)	Ps.	18,650
Betterware Controladora, S.A. de C.V.(i)		316

Total		18,966
(i) Merged with the Group on July 28, 2017
Schedule of related parties outstanding
	2019		2018
Trade accounts receivable from related parties
Fundación Betterware., A.C.	Ps.	610	.-

	Ps.	610	-